INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31, 2019
		Gross		Net
	Amortization	carrying	Accumulated	carrying
RMB	period	amount	amortization	amount
Trademarks	5-10 years	8,911,271	(3,193,738)	5,717,533
Domain name	5-10 years	3,821,474	(3,517,748)	303,726
License	10 years	1,943,396	(184,906)	1,758,490

Total		14,676,141	(6,896,392)	7,779,749

	As of December 31, 2020
		Gross		Net
	Amortization	carrying	Accumulated	carrying
RMB	period	amount	amortization	amount
Trademarks	5-10 years	8,434,457	(4,644,020)	3,790,437
Domain name	5-10 years	3,799,642	(3,547,129)	252,513
License	10 years	1,943,396	(379,245)	1,564,151

Total		14,177,495	(8,570,394)	5,607,101

Amortization expense on intangible assets was allocated to the following expense items:

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cost of revenues	—	184,906	194,340
General and administrative expenses	2,072,389	2,336,803	1,783,927

Total amortization expense	2,072,389	2,521,709	1,978,267

As of December 31, 2020, estimated amortization expense of the existing intangible assets for each of the next five years is RMB1,985,999, RMB1,985,999, RMB550,803, RMB263,764 and RMB263,764.